Income Taxes - Reconciliation of Effective Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Israel tax benefit at statutory rate	$ (4,878)	$ (6,556)	$ (12,245)
Foreign tax effects		(448)	(785)
Other	(105)
Change in valuation allowance	2,051	(166)	2,961
Share-based compensation	834	6,178	8,158
Uncertain tax position	2,055	6,615	5,772
Preferred enterprise	1,879	(85)	1,652
Prior year tax income/(expense)		11	(302)
Permanent differences		870	587
Total provision for income taxes	$ 6,358	$ 6,419	$ 5,798
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Israel statutory tax rate (percent)	23.00%
Other (percent)	0.50%
Changes in valuation allowances (percent)	(9.70%)
Share-based compensation (percent)	(3.90%)
Uncertain tax positions (percent)	(9.70%)
Preferred enterprise (percent)	(8.90%)
Effective tax rate (percent)	(29.90%)	(22.50%)	(10.90%)
United States
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign tax effects	$ 3,832
State and Local Taxes	645
Other	$ 130
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign tax effects (percent)	(18.00%)
State and Local Taxes (percent)	(3.00%)
Other (percent)	(0.60%)
Other
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign tax effects	$ (85)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign tax effects (percent)	0.40%